Securities Sold Under Agreements to Repurchase - Schedule of Securities Sold Under Agreements to Repurchase (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Outstanding balance at year end	$ 21,755	$ 28,925	$ 25,040
Average balance during the year	$ 18,234	$ 21,767	$ 20,086
Average interest rate during the year	0.10%	0.10%	0.10%
Maximum month-end balance during the year	$ 23,889	$ 28,925	$ 25,040
Weighted average interest rate at year end	0.10%	0.10%	0.10%